Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Balances and Transactions (Details) [Line Items]
Loans from related parties, accumulative amount	$ 18,063	$ 7,607	$ 8,426
Outstanding balance due from related party	$ 128		$ 128
Ochemate [Member]
Related Party Balances and Transactions (Details) [Line Items]
Loans from related parties, accumulative amount					18,889	15,142
Ochem [Member]
Related Party Balances and Transactions (Details) [Line Items]
Loans from related parties, accumulative amount					$ 18,889	$ 15,142